Statement of Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity at Aug. 31, 2013	$ 9,374	$ 6,329,521	$ (5,597,771)	$ 741,124
Shares, Outstanding at Aug. 31, 2013	93,742,564			93,742,564
Stock Issued During Period, Value, New Issues	$ 2,141	1,861,982
Stock Issued During Period, Shares, New Issues	21,407,682
Net Income (Loss)			(2,218,630)	$ (2,218,630)
Stockholders' Equity at Aug. 31, 2014	$ 11,515	8,191,503	(7,816,401)	$ 386,617
Shares, Outstanding at Aug. 31, 2014	115,150,246			115,150,246
Stock Issued During Period, Value, New Issues	$ 3,302	1,160,496		$ 1,163,798
Stock Issued During Period, Shares, New Issues	33,022,854			33,022,854
Net Income (Loss)			(846,100)	$ (846,100)
Stockholders' Equity, Other			1	1
Stockholders' Equity at Aug. 31, 2015	$ 14,817	$ 9,351,999	$ (8,662,500)	$ 704,316
Shares, Outstanding at Aug. 31, 2015	148,173,100			148,173,100